Financial Debt - Change in loan facility, prepayment option and synthetic warrants (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings
Opening balance, period starting	€ 18,973
Fair value adjustments		€ (26)
Ending balance, ending period	19,174
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of detailed information about borrowings
Opening balance, period starting	6,898
Effective interest rate adjustment	195
Ending balance, ending period	7,093
Synthetic warrant
Disclosure of detailed information about borrowings
Opening balance, period starting	3,204
Fair value adjustments	(508)
Ending balance, ending period	2,696
Prepayment option
Disclosure of detailed information about borrowings
Opening balance, period starting	112
Fair value adjustments	58
Ending balance, ending period	€ 170